May-05-04 11:04 From- [redacted] T-585 P.002/002 F-017

04007792

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-7560

NYSE

RECD S.E.C.
MAY 5 2004

May 5, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 10 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SEA CONTAINERS LTD., 10 ½% Senior Notes due 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 5, 2004. Tentative listing date – May 6, 2004.

Sincerely,

Paras Madho